Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Segment	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual)
Impairment loss	$ 0	$ 0
Number of operating segments	1
Software and website costs [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life	3 years
Computer equipment [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life	5 years
Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life	7 years
Research and Development Expense [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life	5 years